Pension and Other Post-retirement Benefit Plans (Table 8-Footnotes) (Details)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Large Cap U.S. Companies Common Stock [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds and pooled separate accounts	80.00%	75.00%
Large Cap U.S. Companies Common Stock [Member] | Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds	68.00%	66.00%
U.S. agency obligations and government sponsored entities [Member] | Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds	16.00%
Income Producing Properties [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds and pooled separate accounts	18.00%	14.00%
Foreign Company Stock [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds and pooled separate accounts		9.00%
Short-term money market investments [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds and pooled separate accounts	2.00%	2.00%
Certificates of deposit and time deposits [Member] | Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in mutual funds		63.00%
High-quality commercial paper [Member] | Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in mutual funds		23.00%
Repurchase Agreements [Member] | Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in mutual funds		6.00%
Corporate notes of U.S. and foreign corporations [Member] | Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in mutual funds		4.00%
U.S. governmental and U.S. agency securities [Member] | Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in mutual funds		4.00%
Foreign Corporate Debt Securities [Member] | Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in other securities	76.00%	76.00%
Yankee Bonds [Member] | Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in other securities	24.00%	24.00%
U.S. agency obligations and government [Member] | Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds		17.00%
Corporate Bonds | Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Allocation of investments in comingled funds	16.00%	17.00%